Segment information (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments		$ 2,204
All other operating segments	720	625	715
Cost centers	(11)	(50)	(45)
Corporate costs	(954)	(654)	(1,016)
Timing	(64)	203	(194)
Redundancy charges	(33)	(664)	(30)
Methodology differences:
Inventory/cost of sales	(134)	102	(19)
Postretirement benefit expense	(640)	(346)	(35)
Financing costs	(314)	(348)	(227)
Equity in profit of unconsolidated affiliated companies	24	12	(37)
Currency	(4)	255	(50)
Other income/expense methodology differences	(131)	(157)	(135)
Other methodology differences	2	12
Consolidated profit before taxes	3,750	569	4,501
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segments	720	625	715
Cost centers	(11)	(50)	(45)
Corporate costs	(954)	(654)	(1,016)
Timing	(64)	203	(194)
Redundancy charges	(33)	(654)	(30)
Methodology differences:
Inventory/cost of sales	(134)	102	(19)
Postretirement benefit expense	(640)	(346)	(35)
Financing costs	(314)	(348)	(227)
Equity in profit of unconsolidated affiliated companies	24	12	(38)
Currency	(4)	255	(50)
Other income/expense methodology differences	(131)	(157)	(135)
Other methodology differences	(16)	6	(5)
Consolidated profit before taxes	3,303	174	3,947
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	4,860	1,180	5,026
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
Redundancy charges		(10)
Methodology differences:
Equity in profit of unconsolidated affiliated companies			1
Other methodology differences	18	6	5
Consolidated profit before taxes	447	395	554
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	429	399	548
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 5,289	$ 1,579	$ 5,574